Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 4.6%
Ansell Ltd.	1,643,510	26,444,659
Northern Star Resources Ltd.	8,993,709	45,034,134
Paladin Energy Ltd.(a)	30,034,606	14,166,775
Santos Ltd.	11,881,630	54,887,728
Total		140,533,296
Austria 0.6%
Kontron AG	1,179,725	16,658,136
Brazil 0.6%
JBS SA	4,136,239	19,353,337
Canada 6.0%
Alimentation Couche-Tard, Inc.	1,646,802	66,296,492
Cameco Corp.(b)	1,714,559	45,452,959
Pan American Silver Corp.	642,348	10,200,486
Vermilion Energy, Inc.(b)	336,804	7,214,342
West Fraser Timber Co., Ltd.	235,328	17,024,163
Whitecap Resources, Inc.	6,084,616	38,498,240
Total		184,686,682
China 0.5%
Li Ning Co., Ltd.	2,088,500	15,847,295
Denmark 2.0%
Novo Nordisk A/S, Class B	628,437	62,603,515
Finland 2.0%
UPM-Kymmene OYJ	1,903,625	60,410,489
France 4.7%
DBV Technologies SA, ADR(a)	682,508	1,208,039
Eiffage SA	759,318	60,892,016
Sanofi	377,025	28,709,141
TotalEnergies SE	796,273	37,356,816
Worldline SA(a)	420,367	16,615,309
Total		144,781,321
Germany 3.4%
Aroundtown SA	5,632,204	12,332,866
Covestro AG	493,301	14,104,299
Duerr AG	765,927	15,926,548
E.ON SE	4,716,356	36,234,696
Common Stocks (continued)
Issuer	Shares	Value ($)
KION Group AG	578,094	11,071,178
TeamViewer AG(a)	2,000,756	15,440,863
Total		105,110,450
Hong Kong 0.6%
WH Group Ltd.	30,620,750	19,258,584
Ireland 1.7%
Amarin Corp. PLC, ADR(a)	511,857	557,924
Flutter Entertainment PLC(a)	474,229	52,275,080
Total		52,833,004
Israel 3.0%
Bank Hapoalim BM	4,143,122	34,973,951
Check Point Software Technologies Ltd.(a)	521,349	58,401,515
Total		93,375,466
Japan 21.2%
Amano Corp.	1,433,300	24,083,060
BayCurrent Consulting, Inc.	180,700	46,879,629
COMSYS Holdings Corp.	1,937,000	32,867,107
Denso Corp.	407,200	18,618,476
ExaWizards, Inc.(a)	742,900	2,189,497
Invincible Investment Corp.	87,348	27,515,429
ITOCHU Corp.	2,518,700	60,796,193
JustSystems Corp.	464,400	10,711,495
Kinden Corp.	1,459,900	15,402,531
Koito Manufacturing Co., Ltd.	1,766,400	24,150,339
MatsukiyoCocokara & Co.	1,585,000	67,985,693
Meitec Corp.	1,195,200	18,910,718
Mitsubishi UFJ Financial Group, Inc.	3,828,500	17,343,593
Net Protections Holdings, Inc.(a)	685,700	1,792,895
Nihon M&A Center Holdings, Inc.	2,631,800	30,100,299
Nippon Telegraph & Telephone Corp.	673,600	18,168,552
ORIX Corp.	3,058,900	42,852,295
Round One Corp.	8,444,700	36,605,062
Ship Healthcare Holdings, Inc.	2,299,400	43,194,031
Takeda Pharmaceutical Co., Ltd.	2,871,585	74,568,760
Takuma Co., Ltd.	1,075,700	9,224,376
Uchida Yoko Co., Ltd.	402,700	12,213,716
Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
USS Co., Ltd.	605,900	9,357,594
ValueCommerce Co., Ltd.	609,700	9,327,173
Total		654,858,513
Netherlands 9.5%
ABN AMRO Bank NV	3,037,378	27,216,033
Adyen NV(a)	13,780	17,185,894
ASR Nederland NV	949,398	36,497,594
ING Groep NV	4,146,647	35,530,243
Koninklijke Ahold Delhaize NV	1,835,053	46,741,454
Prosus NV(a)	726,152	37,779,235
Shell PLC	3,141,175	78,350,718
Signify NV	536,770	13,815,057
Total		293,116,228
Norway 1.5%
SalMar ASA	673,609	22,704,857
Yara International ASA	639,782	22,453,250
Total		45,158,107
Russian Federation —%
Lukoil PJSC(c),(d),(e)	133,228	—
Singapore 2.9%
BW LPG Ltd.	1,704,277	12,402,492
DBS Group Holdings Ltd.	1,177,800	27,246,481
Venture Corp., Ltd.	4,326,900	49,166,334
Total		88,815,307
South Africa 0.5%
Impala Platinum Holdings Ltd.	1,650,101	15,342,010
South Korea 2.3%
Hyundai Home Shopping Network Corp.	275,018	9,111,471
Samsung Electronics Co., Ltd.	959,119	35,218,133
Youngone Corp.	877,091	27,071,631
Total		71,401,235
Spain 1.0%
ACS Actividades de Construccion y Servicios SA	1,214,142	27,280,983
Tecnicas Reunidas SA(a)	783,601	4,603,919
Total		31,884,902
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.0%
Granges AB	186,128	1,193,616
Samhallsbyggnadsbolaget i Norden AB	16,951,249	18,452,599
Stillfront Group AB(a)	4,894,224	10,455,740
Total		30,101,955
Switzerland 6.3%
Landis+Gyr Group AG(a)	451,127	24,540,222
Nestlé SA, Registered Shares	342,138	37,004,730
Novartis AG, Registered Shares	292,763	22,319,370
Roche Holding AG, Genusschein Shares	155,397	50,586,817
UBS AG	4,182,145	60,674,413
Total		195,125,552
Taiwan 2.7%
Fubon Financial Holding Co., Ltd.	31,664,955	49,518,176
Parade Technologies Ltd.	1,121,000	20,598,960
Tripod Technology Corp.	4,609,000	13,510,062
Total		83,627,198
United Kingdom 14.0%
AstraZeneca PLC, ADR	1,871,341	102,624,341
British American Tobacco PLC	1,913,368	68,608,661
Crest Nicholson Holdings PLC	3,438,614	6,978,477
DCC PLC	810,026	42,066,771
Intermediate Capital Group PLC	1,097,795	11,842,474
JD Sports Fashion PLC	27,594,504	30,400,277
John Wood Group PLC(a)	4,333,030	6,119,188
Just Group PLC	15,079,437	9,362,773
Liberty Global PLC, Class C(a)	3,022,338	49,868,577
TP Icap Group PLC	18,365,109	40,190,902
Vodafone Group PLC	58,006,310	64,920,637
Total		432,983,078
United States 6.1%
ACADIA Pharmaceuticals, Inc.(a)	115,625	1,891,625
Broadcom, Inc.	58,926	26,163,733
Burford Capital Ltd.	3,497,209	26,229,067
Insmed, Inc.(a)	398,596	8,585,758
Jazz Pharmaceuticals PLC(a)	321,437	42,844,338
Livent Corp.(a),(b)	975,858	29,910,048
Primo Water Corp.	3,758,000	47,162,900

2	Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quotient Ltd.(a)	1,569,377	235,407
Sage Therapeutics, Inc.(a)	139,739	5,472,179
Total		188,495,055
Total Common Stocks (Cost $4,038,899,204)		3,046,360,715

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
United States 0.3%
iShares MSCI EAFE ETF	181,990	10,193,260
Total Exchange-Traded Equity Funds (Cost $11,221,098)		10,193,260
Options Purchased Calls 0.1%
Value ($)
(Cost $573,680)	1,390,920

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(f),(g)	6,945,683	6,942,210
Total Money Market Funds (Cost $6,942,210)		6,942,210
Total Investments in Securities (Cost $4,057,636,192)		3,064,887,105
Other Assets & Liabilities, Net		22,625,802
Net Assets		$3,087,512,907

At September 30, 2022, securities and/or cash totaling $29,762,447 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,912,000 AUD	13,472,067 USD	State Street	10/20/2022	732,807	—
216,933,000 CAD	166,577,128 USD	State Street	10/20/2022	9,540,209	—
29,067,000 CHF	30,234,829 USD	State Street	10/20/2022	733,237	—
142,852,000 DKK	18,714,845 USD	State Street	10/20/2022	—	(136,808)
6,660,000 EUR	6,605,155 USD	State Street	10/20/2022	70,598	—
9,604,000 EUR	9,359,201 USD	State Street	10/20/2022	—	(63,905)
12,398,314,000 JPY	89,933,245 USD	State Street	10/20/2022	4,136,701	—
107,884,767,000 KRW	80,703,746 USD	State Street	10/20/2022	5,591,674	—
305,413,000 NOK	31,578,659 USD	State Street	10/20/2022	3,526,364	—
108,271,000 SGD	77,073,827 USD	State Street	10/20/2022	1,678,119	—
3,274,814,000 TWD	108,437,550 USD	State Street	10/20/2022	5,426,235	—
66,544,439 USD	96,080,000 AUD	State Street	10/20/2022	—	(5,074,569)
65,935,704 USD	63,562,000 CHF	State Street	10/20/2022	—	(1,423,363)
35,142,761 USD	261,181,000 DKK	State Street	10/20/2022	—	(675,666)
157,999,167 USD	158,045,000 EUR	State Street	10/20/2022	—	(2,930,997)
14,036,603 USD	11,876,000 GBP	State Street	10/20/2022	—	(771,705)
20,163,682 USD	2,892,170,000 JPY	State Street	10/20/2022	—	(149,816)
30,298,016 USD	41,606,751,000 KRW	State Street	10/20/2022	—	(1,330,356)
56,441,281 USD	90,767,000 NZD	State Street	10/20/2022	—	(5,641,593)
79,817,301 USD	845,986,000 SEK	State Street	10/20/2022	—	(3,530,592)
111,344,835 USD	155,430,000 SGD	State Street	10/20/2022	—	(3,109,435)
Total				31,435,944	(24,838,805)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	6,564,312	2,076	25.00	10/19/2022	573,680	1,390,920

Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2022 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(16,147,241)	(6,091)	36.00	10/21/2022	(399,364)	(33,500)
Livent Corp.	Morgan Stanley	USD	(9,967,380)	(3,252)	45.00	10/21/2022	(95,122)	(24,390)
Vermilion Energy, Inc.	Morgan Stanley	USD	(3,647,826)	(1,703)	27.50	10/21/2022	(22,940)	(29,803)
Total							(517,426)	(87,693)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	22,731,087	456,306,321	(472,095,198)	—	6,942,210	(6,250)	264,962	6,945,683
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
4	Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7018_12_A01_(11/22)